Inventories, net - Schedule of Inventories, Net (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Inventory Disclosure [Abstract]
Raw materials	¥ 69,914,306		¥ 61,673,722
Work in progress	158,693,203		115,246,904
Finished goods	81,807,783		63,703,393
Less: write-down of inventories	(208,213,546)		(26,753,768)
Inventories, net	¥ 102,201,746	$ 14,674,460	¥ 213,870,251